Segmented information - Summary of geographical areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Property and equipment	$ 128	$ 220	$ 316
Other assets	239	177
Deposits and other		12
Assets	7,779	7,961
Canada [Member]
Statement [Line Items]
Property and equipment	127	208
Deposits and other	10	10
Assets	137	218
Other [Member]
Statement [Line Items]
Property and equipment	1	12
Other assets	239	177
Deposits and other	2	2
Assets	$ 242	$ 191